Exhibit 99.1

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

Collection Period	15-Mar-19	30/360 Days	30	Collection Period Start	1-Mar-19
Distribution Date	15-Apr-19	Actual/360 Days	31	Collection Period End	15-Mar-19
				Prior Month Settlement Date	15-Mar-19
				Current Month Settlement Date	15-Apr-19

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,087,017,856.54	202,956,637.58	189,735,442.14	0.182146
Yield Supplement Overcollaterization		45,350,668.44	3,867,730.63	3,478,947.78
Total Adjusted Pool Balance		1,041,667,188.10	199,088,906.95	186,256,494.36
Total Adjusted Securities		1,041,666,666.68	199,088,906.95	186,256,494.36	0.178806
Class A-1 Notes	0.64000%	220,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.06000%	210,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.83375%	175,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.34000%	305,000,000.00	67,422,240.27	54,589,827.68	0.178983
Class A-4 Notes	1.59000%	90,000,000.00	90,000,000.00	90,000,000.00	1.000000
Certificates	0.00000%	41,666,666.68	41,666,666.68	41,666,666.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	12,832,412.59	75,288.17	42.0734839	0.2468465
Class A-4 Notes	0.00	119,250.00	—	1.3250000
Certificates	0.00	0.00	—	—

Total Securities	12,832,412.59	194,538.17

I. COLLECTIONS

Interest:
Interest Collections				423,634.78
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				423,634.78
Principal:
Principal Collections				13,034,979.11
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				13,034,979.11
Recoveries of Defaulted Receivables				140,827.35
Servicer Advances				0.00

Total Collections				13,599,441.24

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			22,145	199,088,906.95
Total Principal Payment				12,832,412.59

			21,373	186,256,494.36

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	13,599,441.24
Reserve Account Draw	0.00
Total Available for Distribution	13,599,441.24
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	169,130.53
Servicing Fee Paid	169,130.53
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	75,288.17
Class A-3 Notes Monthly Interest Paid	75,288.17
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	119,250.00
Class A-4 Notes Monthly Interest Paid	119,250.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		194,538.17
Total Note Monthly Interest Paid		194,538.17
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		13,235,772.54
4. Total Monthly Principal Paid on the Notes		12,832,412.59
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		12,832,412.59
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		403,359.95
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		403,359.95

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,167.97
Beginning Reserve Account Balance		2,604,167.97
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,167.97
Required Reserve Account Amount for Next Period		2,604,167.97

VI. POOL STATISTICS

Weighted Average Coupon		2.68%
Weighted Average Remaining Maturity		24.59

	Amount	Number
Principal on Defaulted Receivables	186,216.33	18
Principal Recoveries of Defaulted Receivables	140,827.35

Monthly Net Losses	45,388.98
Pool Balance at Beginning of Collection Period	202,956,637.58
Net Loss Ratio for Third Preceding Collection Period	0.23%
Net Loss Ratio for Second Preceding Collection Period	0.19%
Net Loss Ratio for Preceding Collection Period	0.09%
Net Loss Ratio for Current Collection Period	0.27%
Four-Month Average Net Loss Ratio	0.19%
Cumulative Net Losses for all Periods	7,526,436.22

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,089,165.27	208	1.10%
61-90 Days Delinquent	431,132.03	43	0.23%
91-120 Days Delinquent	54,630.33	4	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,574,927.63	255	1.36%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.29%	0.28%
Delinquency Ratio for Second Preceding Collection Period	0.26%	0.23%
Delinquency Ratio for Preceding Collection Period	0.23%	0.19%
Delinquency Ratio for Current Collection Period	0.26%	0.22%
Four-Month Average Delinquency Ratio	0.26%	0.23%
60 Day Delinquent Receivables	485,762.36
Delinquency Percentage	0.26%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO